UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-03851

Nicholas II, Inc.
(Exact Name of Registrant as Specified in Charter)

700 North Water Street, Milwaukee, Wisconsin 53202
(Address of Principal Executive Offices) (Zip Code)

Jeffrey T. May, Senior Vice President, Secretary and Treasurer
700 North Water Street
Milwaukee, Wisconsin 53202
(Name and Address of Agent for Service)

Registrant's Telephone Number, Including Area Code: 414-272-4650

Date of Fiscal Year End: 09/30/2011

Date of Reporting Period: 06/30/2011

Item 1. Schedule of Investments.

	NICHOLAS II, INC.
	SCHEDULE OF INVESTMENTS (UNAUDITED)
	AS OF JUNE 30, 2011

		VALUE
		-------------
COMMON STOCKS -- 94.29%
	Consumer Discretionary - Automobiles &
	Components -- 1.13%
235,000	Gentex Corporation	$ 7,104,050
		------------

	Consumer Discretionary - Durables &
	Apparel -- 2.68%
235,000	Jarden Corporation	8,109,850
130,000	Tupperware Brands Corporation	8,768,500
		------------
		16,878,350
		------------
	Consumer Discretionary - Media -- 0.81%
100,000	DIRECTV - Class A *	5,082,000
		------------

	Consumer Discretionary - Retailing -- 9.26%
300,000	Aaron's, Inc.	8,478,000
270,000	CarMax, Inc. *	8,928,900
112,100	Kohl's Corporation	5,606,121
330,000	LKQ Corporation *	8,609,700
95,000	Nordstrom, Inc.	4,459,300
115,000	O'Reilly Automotive, Inc. *	7,533,650
150,000	PetSmart, Inc.	6,805,500
150,000	TJX Companies, Inc. (The)	7,879,500
		------------
		58,300,671
		------------
	Consumer Discretionary - Services -- 4.02%
155,000	Darden Restaurants, Inc.	7,712,800
340,000	InterContinental Hotels Group PLC	7,027,800
70,000	Starwood Hotels & Resorts Worldwide, Inc.	3,922,800
120,000	Yum! Brands, Inc.	6,628,800
		------------
		25,292,200
		------------
	Consumer Staples - Food, Beverage &
	Tobacco -- 2.66%
230,000	Hormel Foods Corporation	6,856,300
130,000	McCormick & Company, Inc.	6,444,100
40,000	Ralcorp Holdings, Inc. *	3,463,200
		------------
		16,763,600
		------------
	Energy -- 3.68%
55,000	Cameron International Corporation *	2,765,950
40,000	Concho Resources Inc. *	3,674,000
100,000	Continental Resources, Inc. *	6,491,000
104,288	Kinder Morgan Management, LLC *	6,840,275
60,000	Whiting Petroleum Corporation *	3,414,600
		------------
		23,185,825
		------------
	Financials - Banks -- 1.96%
130,000	Comerica Incorporated	4,494,100
102,637	Commerce Bancshares, Inc.	4,413,391
60,000	Cullen/Frost Bankers, Inc.	3,411,000
		------------
		12,318,491
		------------
	Financials - Diversified -- 5.01%
67,500	Affiliated Managers Group, Inc. *	6,847,875
185,000	Eaton Vance Corp.	5,592,550
175,000	MSCI Inc. *	6,594,000
230,000	Raymond James Financial, Inc.	7,394,500
85,000	T. Rowe Price Group, Inc.	5,128,900
		------------
		31,557,825
		------------
	Financials - Insurance -- 3.42%
230,000	Brown & Brown, Inc.	5,901,800
215,000	Marsh & McLennan Companies, Inc.	6,705,850
217,000	Willis Group Holdings PLC	8,920,870
		------------
		21,528,520
		------------
	Financials - Real Estate -- 0.59%
60,000	Digital Realty Trust, Inc.	3,706,800
		------------

	Health Care - Equipment & Services -- 6.96%
372,000	Allscripts Healthcare Solutions, Inc. *	7,224,240
50,000	Cerner Corporation *	3,055,500
205,000	DENTSPLY International Inc.	7,806,400
80,000	IDEXX Laboratories, Inc. *	6,204,800
230,000	ResMed Inc. *	7,118,500
125,000	St. Jude Medical, Inc.	5,960,000
305,000	VCA Antech, Inc. *	6,466,000
		------------

		43,835,440
		------------
	Health Care - Pharmaceuticals,
	Biotechnology & Life Sciences -- 6.87%
85,000	Allergan, Inc.	7,076,250
115,000	Covance Inc. *	6,827,550
190,000	Gilead Sciences, Inc. *	7,867,900
47,500	Mettler-Toledo International Inc. *	8,011,825
140,000	Teva Pharmaceutical Industries Ltd.	6,750,800
103,920	Thermo Fisher Scientific Inc. *	6,691,409
		------------
		43,225,734
		------------
	Industrials - Capital Goods -- 10.12%
250,000	AECOM Technology Corporation *	6,835,000
210,000	AMETEK, Inc.	9,429,000
256,000	Fastenal Company	9,213,440
237,500	IDEX Corporation	10,889,375
110,000	Navistar International Corporation *	6,210,600
165,000	Pentair, Inc.	6,659,400
105,000	Snap-on Incorporated	6,560,400
120,000	Westinghouse Air Brake Technologies
	Corporation	7,886,400
		------------
		63,683,615
		------------
	Industrials - Commercial & Professional
	Services -- 3.66%
110,000	IHS Inc. - Class A *	9,176,200
130,000	Manpower Inc.	6,974,500
250,000	Ritchie Bros. Auctioneers Incorporated	6,872,500
		------------
		23,023,200
		------------
	Industrials - Transportation -- 4.26%
80,000	C.H. Robinson Worldwide, Inc.	6,307,200
143,000	Expeditors International of Washington, Inc.	7,320,170
150,000	Landstar System, Inc.	6,972,000
315,000	UTi Worldwide Inc.	6,202,350
		------------
		26,801,720
		------------
	Information Technology - Hardware &
	Equipment -- 4.60%
185,000	FLIR Systems, Inc.	6,236,350
170,000	Juniper Networks, Inc. *	5,355,000
340,000	Molex Incorporated - Class A	7,303,200
50,000	QLogic Corporation *	796,000
60,000	Riverbed Technology, Inc. *	2,375,400
163,750	Zebra Technologies Corporation - Class A *	6,905,337
		------------
		28,971,287
		------------
	Information Technology - Semiconductors &
	Semiconductor Equipment -- 6.41%
215,000	Altera Corporation	9,965,250
195,000	Avago Technologies Limited	7,410,000
150,000	Linear Technology Corporation	4,953,000
228,750	Microchip Technology Incorporated	8,671,913
200,000	Skyworks Solutions, Inc. *	4,596,000
130,000	Xilinx, Inc.	4,741,100
		------------
		40,337,263
		------------
	Information Technology - Software &
	Services -- 12.69%
135,000	Accenture plc - Class A	8,156,700
180,000	Akamai Technologies, Inc. *	5,664,600
110,000	ANSYS, Inc. *	6,013,700
135,000	BMC Software, Inc. *	7,384,500
290,000	Broadridge Financial Solutions, Inc.	6,980,300
209,499	Fidelity National Information Services, Inc.	6,450,474
135,937	Fiserv, Inc. *	8,513,734
26,000	MasterCard Incorporated - Class A	7,834,840
215,000	Paychex, Inc.	6,604,800
145,000	Red Hat, Inc. *	6,655,500
160,000	Teradata Corporation *	9,632,000
		------------
		79,891,148
		------------
	Materials -- 3.50%
35,000	Air Products and Chemicals, Inc.	3,345,300
50,000	Airgas, Inc.	3,502,000
241,400	Bemis Company, Inc.	8,154,492
125,000	Ecolab Inc.	7,047,500
		------------
		22,049,292
		------------
	TOTAL COMMON STOCKS
	(cost $381,085,499)	593,537,031
		------------

SHORT-TERM INVESTMENTS -- 4.37%
	Commercial Paper - 4.08%
$1,275,000	UnitedHealth Group Incorporated 07/01/11,

	0.30%	1,275,000
1,245,000	Clorox Company (The) 07/05/11, 0.25%	1,244,965
1,500,000	VW Credit, Inc. 07/05/11, 0.28%	1,499,953
1,605,000	BMW US Capital, LLC 07/06/11, 0.28%	1,604,938
1,000,000	Stanley Black & Decker Inc. 07/07/11, 0.28%	999,953
1,000,000	Stanley Black & Decker Inc. 07/07/11, 0.29%	999,952
1,475,000	BMW US Capital, LLC 07/08/11, 0.28%	1,474,920
1,500,000	Prudential Financial, Inc. 07/11/11, 0.23%	1,499,904
800,000	BMW US Capital, LLC 07/12/11, 0.28%	799,932
1,000,000	Clorox Company (The) 07/12/11, 0.27%	999,917
1,325,000	VW Credit, Inc. 07/13/11, 0.29%	1,324,872
275,000	Bacardi-Martini B.V. 07/14/11, 0.31%	274,969
650,000	Bacardi-Martini B.V. 07/14/11, 0.33%	649,923
1,600,000	Aetna Inc. 07/15/11, 0.25%	1,599,844
1,100,000	Volkswagen of America, Inc. 07/18/11, 0.31%	1,099,839
1,050,000	BMW US Capital, LLC 07/20/11, 0.29%	1,049,839
475,000	Anheuser-Busch InBev Worldwide Inc. 07/21/11,	474,942
	0.22%
1,150,000	Bacardi-Martini B.V. 0.32%, 07/21/11	1,149,796
1,000,000	Valspar Corporation 07/22/11, 0.30%	999,825
725,000	Anheuser-Busch InBev Worldwide Inc. 07/25/11,	724,894
	0.22%
2,000,000	Clorox Company (The) 07/27/11, 0.22%	1,999,682
950,000	Hasbro, Inc. 0.30%, 07/28/11	949,786
1,000,000	VW Credit Inc. 0.29%, 08/03/11	999,734
		------------
		25,697,379
		------------

	Variable Rate Security - 0.29%
1,791,197	American Family Financial Services, Inc.(1)
	07/01/11, 0.10	1,791,197
		------------

	TOTAL SHORT-TERM INVESTMENTS
	(cost $27,488,576)	27,488,576
		------------
	TOTAL SECURITY HOLDINGS
	(cost $408,574,075) - 98.66%	621,025,607
		------------

	OTHER ASSETS, NET OF LIABILITIES - 1.34%	8,411,195
		------------

	TOTAL NET ASSETS
	(basis of percentages disclosed
	above) - 100%	$629,436,802
		------------
		------------

% OF NET ASSETS

* NON-INCOME PRODUCING

(1) Subject to a demand feature as defined by the Securities and Exchange Commission

As of June 30, 2011, investment cost for federal tax purposes was $408,809,690 and the tax basis components of unrealized appreciation/depreciation were as follows:

Unrealized appreciation	$219,090,488
Unrealized depreciation	(6,874,571)
------------
Net unrealized depreciation	$212,215,917
------------
------------

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent Semiannual or Annual Report to Shareholders.

Various inputs are used in determining the value of the Fund's investments relating to Finanacial Accounting Standard No. 157.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below. Level 1 - quoted prices in active markets for identical investments

     Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.) Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments) The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2011 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities
Level 1 -
Common Stocks(1)	$593,537,031
Level 2 -
Commercial Paper	25,697,379

Variable Rate Security	1,791,197
Level 3 -
None	-
------------
Total	$621,025,607
------------
------------

(1) See Schedule above for further detail by industry

Item 2. Controls and Procedures.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls during the last fiscal quarter.

Item 3. Exhibits.

Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Act, attached hereto as part of EX-99.CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nicholas II, Inc.

By: /s/ David O. Nicholas
Name: David O. Nicholas
Title: Principal Executive Officer

Date: 08/26/2011

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ David O. Nicholas
Name: David O. Nicholas
Title: Principal Executive Officer
Date: 08/26/2011

By: /s/ Jeffrey T. May
Name: Jeffrey T. May
Title: Principal Financial Officer
Date: 08/26/2011